Disaggregated Revenue	12 Months Ended
Mar. 31, 2026
Disaggregated Revenue [Abstract]
DISAGGREGATED REVENUE

20. DISAGGREGATED REVENUE

The following table shows disaggregated revenue by major categories for the years ended March 31, 2024, 2025 and 2026, respectively:

	Years ended March 31,
	2024		2025		2026
	HK$	%	HK$	%	HK$	US$	%
Construction management and engineering design services	230,970,927	91.7%	357,667,837	94.6%	191,382,877	24,411,081	86.2%
Maintenance services	7,028,760	2.8%	4,888,206	1.3%	—	—	—
WaaS	—	—	391,925	0.1%	1,186,047	151,282	0.5%
Construction consultancy services	—	—	—	—	6,255,000	797,832	2.8%
Asset management services	5,990,000	2.3%	6,990,000	1.8%	396,257	50,543	0.2%
Professional consultancy services	7,990,188	3.2%	8,231,783	2.2%	7,183,907	916,314	3.3%
Rental income of cold storage facility	—	—	—	—	9,817,277	1,252,204	4.4%
Sales of food and agricultural products	—	—	—	—	5,802,965	740,174	2.6%
Total	251,979,875	100.0%	378,169,751	100.0%	222,024,330	28,319,430	100.0%

Transaction price allocated to the remaining performance obligations

Transaction price allocated to the remaining performance obligations represents all future, non-cancelable contracted revenue that has not yet been recognized. As of March 31, 2026, total remaining non-cancelable performance obligations under the Company’s construction management and engineering design service contracts with customers was approximately HK$98,490,660 (US$12,562,584).

The following table presents the amount of the transaction price allocated to the remaining performance obligations expected to be recognized as revenue when performance obligations are satisfied:

Years ended March 31,	HK$	US$
2027	81,047,660	10,337,712
2028	17,443,000	2,224,872

Total	98,490,660	12,562,584